CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 20.7%	Shares	Value
Communications - 1.5%
Entertainment Content - 0.1%
Activision Blizzard, Inc.	7,156	$ 573,267

Internet Media & Services - 0.2%
Expedia Group, Inc. (a)	3,783	740,220

Telecommunications - 1.2%
AT&T, Inc.	51,107	1,207,658
Verizon Communications, Inc.	94,265	4,801,859
		6,009,517
Consumer Discretionary - 1.4%
Apparel & Textile Products - 0.1%
Columbia Sportswear Company	5,269	477,003

Automotive - 0.1%
General Motors Company (a)	11,099	485,470

Consumer Services - 0.1%
Service Corporation International	7,884	518,925

Leisure Facilities & Services - 0.6%
Las Vegas Sands Corporation (a)	76,694	2,981,096

Retail - Discretionary - 0.5%
AutoZone, Inc. (a)	344	703,335
Foot Locker, Inc.	18,374	544,973
Genuine Parts Company	3,487	439,432
Home Depot, Inc. (The)	2,067	618,715
		2,306,455
Consumer Staples - 0.8%
Beverages - 0.1%
Coca-Cola Company (The)	11,510	713,620

Food - 0.2%
Conagra Brands, Inc.	10,528	353,425

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.7% (Continued)	Shares	Value
Consumer Staples - 0.8% (Continued)
Food - 0.2% (Continued)
Lamb Weston Holdings, Inc.	6,432	$ 385,341
		738,766
Household Products - 0.2%
Procter & Gamble Company (The)	5,228	798,838

Retail - Consumer Staples - 0.1%
Dollar Tree, Inc. (a)	3,992	639,319

Tobacco & Cannabis - 0.2%
Philip Morris International, Inc.	12,954	1,216,899

Energy - 1.0%
Oil & Gas Producers - 1.0%
Diamondback Energy, Inc.	5,060	693,625
Exxon Mobil Corporation	12,578	1,038,817
Hess Corporation	4,489	480,503
Pioneer Natural Resources Company	7,871	1,967,986
Shell plc - ADR	13,153	722,494
		4,903,425
Financials - 2.6%
Asset Management - 0.2%
Ares Capital Corporation	27,471	575,517
Blackstone, Inc.	3,137	398,211
		973,728
Banking - 0.9%
JPMorgan Chase & Company	10,313	1,405,868
KeyCorp	22,388	501,043
M&T Bank Corporation	1,668	282,726
Pinnacle Financial Partners, Inc.	8,336	767,579
PNC Financial Services Group, Inc. (The)	3,591	662,360
Truist Financial Corporation	13,011	737,724
		4,357,300
Institutional Financial Services - 0.3%
CME Group, Inc.	1,563	371,775

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.7% (Continued)	Shares	Value
Financials - 2.6% (Continued)
Institutional Financial Services - 0.3% (Continued)
Morgan Stanley	10,928	$ 955,108
		1,326,883
Insurance - 1.1%
Allstate Corporation (The)	6,789	940,344
Arthur J. Gallagher & Company	3,369	588,227
Hanover Insurance Group, Inc. (The)	4,049	605,407
Lincoln National Corporation	50,775	3,318,654
		5,452,632
Specialty Finance - 0.1%
Blackstone Mortgage Trust, Inc. - Class A	15,898	505,397
Synchrony Financial	9,290	323,385
		828,782
Health Care - 2.3%
Biotech & Pharma - 1.5%
AbbVie, Inc.	2,813	456,016
Bristol-Myers Squibb Company	58,873	4,299,495
Johnson & Johnson	8,253	1,462,679
Merck & Company, Inc.	13,108	1,075,511
		7,293,701
Health Care Facilities & Services - 0.6%
CVS Health Corporation	3,929	397,654
Quest Diagnostics, Inc.	6,150	841,689
Syneos Health, Inc. (a)	6,375	516,056
UnitedHealth Group, Inc.	847	431,945
Universal Health Services, Inc. - Class B	4,293	622,270
		2,809,614
Medical Equipment & Devices - 0.2%
Abbott Laboratories	8,416	996,118

Industrials - 2.1%
Diversified Industrials - 0.2%
Emerson Electric Company	8,278	811,658

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.7% (Continued)	Shares	Value
Industrials - 2.1% (Continued)
Electrical Equipment - 0.1%
nVent Electric plc	15,794	$ 549,315

Machinery - 1.4%
Caterpillar, Inc.	3,411	760,039
Gates Industrial Corporation plc (a)	273,263	4,115,341
Mueller Water Products, Inc. - Series A	79,493	1,027,049
Regal Rexnord Corporation	3,764	560,008
Snap-on, Inc.	1,992	409,316
		6,871,753
Transportation & Logistics - 0.2%
United Parcel Service, Inc. - Class B	3,386	726,162

Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	14,672	576,023
PACCAR, Inc.	6,046	532,471
		1,108,494
Materials - 4.9%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	1,892	472,830
FMC Corporation	7,889	1,037,956
Univar Solutions, Inc. (a)	26,508	851,967
		2,362,753
Construction Materials - 0.2%
Vulcan Materials Company	4,883	897,007

Metals & Mining - 4.2%
Alamos Gold, Inc. - Class A	493,000	4,151,060
Centerra Gold, Inc.	442,000	4,349,049
Kinross Gold Corporation	655,000	3,851,400
Southern Copper Corporation	39,053	2,964,123
SSR Mining, Inc.	235,000	5,111,250
		20,426,882
Real Estate - 1.4%
REITs - 1.4%
Crown Castle International Corporation	4,723	871,866

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.7% (Continued)	Shares	Value
Real Estate - 1.4% (Continued)
REITs - 1.4% (Continued)
Healthcare Trust of America, Inc. - Class A	30,978	$ 970,851
Healthpeak Properties, Inc.	73,958	2,538,978
Life Storage, Inc.	4,660	654,404
Mid-America Apartment Communities, Inc.	4,812	1,007,873
Weyerhaeuser Company	22,200	841,380
		6,885,352
Technology - 1.9%
Semiconductors - 0.7%
Intel Corporation	48,211	2,389,337
Lam Research Corporation	640	344,070
Micron Technology, Inc.	3,794	295,515
QUALCOMM, Inc.	2,735	417,963
		3,446,885
Software - 0.1%
Microsoft Corporation	2,154	664,100

Technology Hardware - 0.9%
Apple, Inc.	2,568	448,399
Ciena Corporation (a)	41,629	2,523,966
Dolby Laboratories, Inc. - Class A	7,979	624,117
Seagate Technology Holdings plc	7,922	712,188
		4,308,670
Technology Services - 0.2%
DXC Technology Company (a)	22,450	732,543

Utilities - 0.8%
Electric Utilities - 0.8%
Ameren Corporation	7,313	685,667
American Electric Power Company, Inc.	8,984	896,334
CMS Energy Corporation	8,003	559,730
Public Service Enterprise Group, Inc.	12,838	898,660

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.7% (Continued)	Shares	Value
Utilities - 0.8% (Continued)
Electric Utilities - 0.8% (Continued)
Southern Company (The)	11,495	$ 833,502
		3,873,893

Total Common Stocks (Cost $85,277,297)		$ 100,807,045

EXCHANGE-TRADED FUNDS - 2.0%	Shares	Value
iShares Silver Trust (a)	310,000	$ 7,092,800
VanEck Gold Miners ETF	74,500	2,857,075
Total Exchange-Traded Funds (Cost $9,470,988)		$ 9,949,875

PREFERRED STOCKS - 2.7%	Shares	Value
Communications - 0.1%
Entertainment Content - 0.1%
Paramount Global, Series A, 5.75%	8,600	$ 477,730

Financials - 0.9%
Specialty Finance - 0.9%
Annaly Capital Management, Inc., Series F, 6.95%	171,929	4,179,594

Real Estate - 1.7%
REITs - 1.7%
Chimera Investment Corporation, Series B, 8.00%	112,060	2,784,691
New Residential Investment Corporation, Series C, 6.375%	260,000	5,605,600
		8,390,291

Total Preferred Stocks (Cost $11,335,874)		$ 13,047,615

CORPORATE BONDS - 25.3%	Par Value	Value
Communications - 1.1%
Consolidated Communications Holdings, Inc., 6.50%, due 10/1/2028 (b)	$ 975,000	$ 898,365

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.3% (Continued)	Par Value	Value
Communications - 1.1% (Continued)
Gannett Holdings, LLC, 6.00%, due 11/1/2026 (b)	$ 1,745,000	$ 1,688,288
Liberty Interactive, LLC, 8.50%, due 7/15/2029	1,000,000	929,550
Magallanes, Inc., 5.14%, due 3/15/2052 (b)	1,845,000	1,888,071
		5,404,274
Consumer Discretionary - 3.3%
AAG FH L.P./AAG FH Finco, Inc., 9.75%, due 7/15/2024 (b)	2,523,000	2,485,155
Affinity Gaming, 6.88%, due 12/15/2027 (b)	1,200,000	1,167,000
AutoNation, Inc., 3.80%, due 11/15/2027	1,632,000	1,630,903
Bed Bath & Beyond, Inc., 3.75%, due 8/1/2024	1,820,000	1,779,050
Ford Motor Credit Company, LLC, 4.54%, due 8/1/2026	1,375,000	1,375,000
General Motors Financial Company, Inc., 5.65%, due 1/17/2029	1,629,000	1,761,642
Kohl's Corporation, 5.55%, due 7/17/2045	2,969,000	2,932,998
QVC, Inc., 5.95%, due 3/15/2043	1,645,000	1,357,125
StoneMor, Inc., 8.50%, due 5/15/2029 (b)	1,520,000	1,504,800
		15,993,673
Consumer Staples - 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.50%, due 6/1/2050	3,890,000	4,154,070
KeHE Distributors, LLC, 8.63%, due 10/15/2026 (b)	830,000	879,800
		5,033,870
Energy - 3.8%
Blue Racer Midstream, LLC/Blue Racer Finance Corporation, 6.63%, due 7/15/2026 (b)	1,463,000	1,485,969
Colgate Energy Partners III, LLC, 7.75%, due 2/15/2026 (b)	2,465,000	2,627,715
Energy Transfer Operating, L.P., 7.13% (H15T5Y + 530.6), due 5/15/2165 (c)(d)	5,303,000	5,196,940
EnLink Midstream Partners, L.P., 4.85%, due 7/15/2026	1,275,000	1,278,187
Genesis Energy, L.P./Genesis Energy Finance Corporation, 5.63%, due 6/15/2024	1,500,000	1,490,655
Parkland Fuel Corporation, 5.88%, due 7/15/2027 (b)	1,373,000	1,369,567
Plains All American Pipeline, L.P., 3.80%, due 9/15/2030	3,365,000	3,301,094
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50%, due 10/15/2026 (b)	1,870,000	1,793,237
		18,543,364

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.3% (Continued)	Par Value	Value
Financials - 6.9%
Ares Capital Corporation, 4.20%, due 6/10/2024	$ 3,345,000	$ 3,371,741
Ares Capital Corporation, 3.25%, due 7/15/2025	3,890,000	3,778,099
Bank of America Corporation, 1.59% (3MO LIBOR + 76), due 9/15/2026 (c)	4,812,000	4,686,128
Citizens Financial Group, Inc., Series B, 6.00% (3MO LIBOR + 300.3), due 12/31/2099 (c)(d)	2,750,000	2,681,250
Lincoln National Corporation, 3.05%, due 1/15/2030	2,845,000	2,731,210
NMI Holdings, Inc., 7.38%, due 6/1/2025 (b)	1,190,000	1,249,500
Owl Rock Capital Corporation, 3.40%, due 7/15/2026	3,525,000	3,312,092
PennyMac Corporation, 5.50%, due 3/15/2026	7,000,000	6,680,625
PRA Group, Inc., 5.00%, due 10/1/2029 (b)	1,650,000	1,563,738
Provident Funding Associates, L.P./PFG Finance Corporation, 6.38%, due 6/15/2025 (b)	1,649,000	1,621,396
Starwood Property Trust, Inc., 3.63%, due 7/15/2026 (b)	1,120,000	1,069,454
StoneX Group, Inc., 8.63%, due 6/15/2025 (b)	884,000	920,474
		33,665,707
Health Care - 0.9%
Horizon Pharma USA, Inc., 5.50%, due 8/1/2027 (b)	3,280,000	3,362,066
Prime Healthcare Services, Inc., 7.25%, due 11/1/2025 (b)	1,065,000	1,091,614
		4,453,680
Industrials - 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026 (b)	1,680,000	1,692,768
Boeing Company (The), 5.15%, due 5/1/2030	1,920,000	2,047,840
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, due 2/1/2026 (b)	1,500,000	1,444,095
Delta Air Lines, Inc., 7.38%, due 1/15/2026	533,000	578,830
Gates Global, LLC/Gates Corporation, 6.25%, due 1/15/2026 (b)	1,700,000	1,704,250
Harsco Corporation, 5.75%, due 7/31/2027 (b)	980,000	948,836
JPW Industries Holding Corporation, 9.00%, due 10/1/2024 (b)	1,195,000	1,215,912
Railworks Holdings, L.P./Railworks Rally, Inc., 8.25%, due 11/15/2028 (b)	2,000,000	2,053,630
		11,686,161

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 25.3% (Continued)	Par Value	Value
Materials - 2.1%
Compass Minerals International, Inc., 4.88%, due 7/15/2024 (b)	$ 1,410,000	$ 1,394,137
Fortress Transportation & Infrastructure Investors, LLC, 9.75%, due 8/1/2027 (b)	1,320,000	1,381,050
IAMGOLD Corporation, 5.75%, due 10/15/2028 (b)	2,400,000	2,178,000
JW Aluminum Continuous Cast Company, 10.25%, due 6/1/2026 (b)	1,365,000	1,423,013
Neon Holdings, Inc., 10.13%, due 4/1/2026 (b)	1,853,000	1,927,120
Tacora Resources, Inc., 8.25%, due 5/15/2026 (b)	1,870,000	1,806,888
		10,110,208
Real Estate - 1.0%
Greystar Real Estate Partners, LLC, 5.75%, due 12/1/2025 (b)	1,500,000	1,511,250
iStar, Inc., 5.50%, due 2/15/2026	1,160,000	1,177,400
Safehold Operating Partnership, L.P., 2.85%, due 1/15/2032	2,490,000	2,194,133
		4,882,783
Technology - 2.3%
Apple, Inc., 3.85%, due 5/4/2043	1,365,000	1,437,272
Brightstar Escrow Corporation, 9.75%, due 10/15/2025 (b)	1,430,000	1,447,875
CPI Card Group, Inc., 8.63%, due 3/15/2026 (b)	463,000	450,629
Dell International, LLC/EMC Corporation, 6.20%, due 7/15/2030	1,565,000	1,783,761
Hewlett Packard Enterprise Company, 6.35%, due 10/15/2045	3,049,000	3,588,381
Oracle Corporation, 3.95%, due 3/25/2051	3,145,000	2,747,960
		11,455,878
Utilities - 0.5%
NSG Holdings, LLC, 7.75%, due 12/15/2025 (b)	1,151,419	1,174,447
Suburban Propane Partners, L.P., 5.88%, due 3/1/2027	1,100,000	1,115,125
		2,289,572

Total Corporate Bonds (Cost $123,259,742)		$ 123,519,170

ASSET-BACKED SECURITIES - 2.4%	Par Value	Value
Colony American Finance Ltd., Series 2019-1, 3.32%, due 1/15/2029 (b)	$ 2,971,942	$ 2,985,014

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.4% (Continued)	Par Value	Value
Colony American Finance Ltd., Series 2019-3, 2.71%, due 10/15/2052 (b)	$ 1,855,259	$ 1,813,010
Latitude Management Real Estate Investors, Inc., Series 2019-CRE3, 1.59% (1* 1MO LIBOR + 140)due 12/22/2035 (b)(c)	3,615,000	3,597,959
NRZ Excess Spread Collateralized Notes, Series 2021-FHT1, 3.10%, due 7/25/2026 (b)	532,969	504,256
NRZ Excess Spread Collateralized Notes, Series 2021-GNT1, 3.47%, due 11/25/2026 (b)	2,812,990	2,704,988
Total Asset-Backed Securities (Cost $11,787,952)		$ 11,605,227

MORTGAGE-BACKED SECURITIES - 25.9%	Par Value	Value
Agency Fixed Rate - 7.9%
Federal Home Loan Mortgage Corporation
Pool #G6-1858, 3.50%, due 1/1/2048	$ 2,695,176	$ 2,721,595
Federal Home Loan Mortgage Corporation
Pool #ZA-5269, 3.00%, due 2/1/2048	1,005,858	993,668
Federal Home Loan Mortgage Corporation
Pool #ZN-6606, 3.00%, due 6/1/2049	1,200,592	1,184,191
Federal Home Loan Mortgage Corporation
Pool #SD-0144, 3.00%, due 11/1/2049	607,308	596,828
Federal Home Loan Mortgage Corporation
Pool #QA-7416, 3.00%, due 2/1/2050	3,605,053	3,546,654
Federal National Mortgage Association
Pool #BM6059, 3.00%, due 9/1/2029	888,779	895,185
Federal National Mortgage Association
Pool #BN0356, 3.00%, due 12/1/2033	1,321,367	1,335,068
Federal National Mortgage Association
Pool #BP6450, 2.50%, due 7/1/2040	2,903,001	2,810,294
Federal National Mortgage Association
Pool #BP6638, 2.50%, due 8/1/2040	2,324,025	2,248,435
Federal National Mortgage Association
Pool #BP6565, 2.50%, due 8/1/2040	2,309,721	2,235,931
Federal National Mortgage Association
Pool #FM1526, 3.00%, due 9/1/2049	2,120,847	2,082,272

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 25.9% (Continued)	Par Value	Value
Agency Fixed Rate - 7.9% (Continued)
Federal National Mortgage Association
Pool #CA4128, 3.00%, due 9/1/2049	$ 1,497,886	$ 1,472,948
Federal National Mortgage Association
Pool #B03192, 3.00%, due 10/1/2049	2,126,650	2,092,461
Federal National Mortgage Association
Pool #BO8653, 3.00%, due 2/1/2050	2,358,767	2,324,583
Federal National Mortgage Association
Pool #MA4392, 2.50%, due 7/1/2051	3,499,256	3,295,478
Federal National Mortgage Association
Pool #BT1862, 2.50%, due 7/1/2051	5,232,346	5,005,487
Federal National Mortgage Association
Pool #FM8793, 2.50%, due 10/1/2051	1,938,646	1,854,780
Federal National Mortgage Association
Pool #FS0195, 2.50%, due 1/1/2052	2,222,887	2,126,638
		38,822,496
Commercial - 18.0%
Agate Bay Mortgage Loan Trust, Series 2016-2,
3.50%, due 3/25/2046 (b)(c)	1,187,823	1,164,855
BDS Ltd., Series 2019-FL4,
1.22% (1* 1MO LIBOR + 110), due 8/15/2036 (b)(c)	1,335,012	1,331,734
Credit Suisse Mortgage Trust, Series 2018-J1,
3.50%, due 2/25/2048 (b)(c)	1,850,470	1,819,321
Flagstar Mortgage Trust, Series 2020-2,
3.00%, due 6/25/2048 (b)(c)	981,414	961,990
Flagstar Mortgage Trust, Series 2021-1,
2.50%, due 2/1/2051 (b)(c)	1,829,833	1,697,721
Flagstar Mortgage Trust, Series 2021-1,
2.50%, due 2/1/2051 (b)(c)	2,521,609	2,305,898
FMC GMSR Issuer Trust, Series 2020-GT1,
4.45%, due 1/25/2026 (b)(c)	2,265,000	2,185,380
GS Mortgage Securities Trust, Series 2020-PJ5,
3.00%, due 3/27/2051 (b)(c)	1,378,275	1,335,724
GS Mortgage Securities Trust, Series 2021-PJ1,
2.50%, due 6/25/2051 (b)(c)	3,270,026	3,016,725
GS Mortgage Securities Trust, Series 2021-PJ2,
2.50%, due 7/25/2051 (b)(c)	2,868,888	2,623,727

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 25.9% (Continued)	Par Value	Value
Commercial - 18.0% (Continued)
GS Mortgage Securities Trust, Series 2021-PJ3,
2.50%, due 8/25/2051 (b)(c)	$ 4,452,047	$ 4,068,258
GS Mortgage Securities Trust, Series 2021-PJ4,
2.50%, due 9/25/2051 (b)(c)	6,063,738	5,539,801
GS Mortgage Securities Trust, Series 2021-P17,
0.08%, due 1/25/2052 (b)(c)	510,706,443	1,421,909
GS Mortgage Securities Trust, Series 2021-PJ8,
0.10%, due 1/25/2052 (b)(c)	343,006,462	1,262,092
GS Mortgage Securities Trust, Series 2021-PJ9,
0.50%, due 2/26/2052 (b)(c)	92,859,018	1,950,039
GS Mortgage Securities Trust, Series 2022-MM1,
2.50%, due 7/25/2052 (b)(c)	1,928,139	1,836,469
JPMorgan Mortgage Trust, Series 2020-LTV2,
3.00%, due 11/25/2050 (b)(c)	302,500	301,642
JPMorgan Mortgage Trust, Series 2021-4,
2.50%, due 8/25/2051 (b)(c)	4,047,712	3,702,057
JPMorgan Mortgage Trust, Series 2021-6,
2.50%, due 10/25/2051 (b)(c)	4,164,031	3,807,986
JPMorgan Mortgage Trust, Series 2021-10,
0.14%, due 12/25/2051 (b)(c)	280,012,322	1,475,973
JPMorgan Mortgage Trust, Series 2021-12,
0.51%, due 2/25/2052 (b)(c)	169,622,582	3,440,200
JPMorgan Mortgage Trust, Series 2022-INV3,
3.00%, due 9/25/2052 (b)(c)	2,500,000	2,347,655
JPMorgan Wealth Management Trust, Series 2020-ATR1,
3.00%, due 2/25/2050 (b)(c)	594,785	581,468
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 0.08%, due 7/1/2051 (b)(c)	158,201,523	550,684
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, 2.50%, due 7/1/2051 (b)(c)	4,061,976	3,714,007
Morgan Stanley Residential Mortgage Loan Trust, Series 2020-1, 2.50%, due 12/25/2050 (b)(c)	1,789,859	1,656,584
NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1,3.84%, due 12/25/2025 (b)
3.84%, due 12/25/2025 (b)	1,078,007	1,049,735

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 25.9% (Continued)	Par Value	Value
Commercial - 18.0% (Continued)
Onslow Bay Financial, LLC, Series 2021-J1,	$ 4,495,100	$ 4,108,454
2.50%, due 5/25/2051 (b)(c)
Onslow Bay Financial, LLC, Series 2019-EXP3,
3.50%, due 10/25/2059 (b)(c)	1,368,412	1,353,237
Provident Funding Mortgage Trust, Series 2019-1,
3.00%, due 12/25/2049 (b)(c)	1,383,308	1,363,065
Rate Mortgage Trust, Series 2021-J1,
2.50%, due 7/1/2051 (b)	4,308,827	3,934,627
RMF Buyout Issuance Trust, Series 2020-HB1,
1.72%, due 10/25/2050 (b)(c)	2,514,449	2,413,756
Rocket Mortgage Trust, Series 2021-1,
2.50%, due 3/25/2051 (b)(c)	2,296,323	2,098,345
Rocket Mortgage Trust, Series 2021-2,
2.50%, due 6/25/2051 (b)(c)	5,000,959	4,571,902
Rocket Mortgage Trust, Series 2021-3,
0.14%, due 7/25/20519 (b)(c)	294,008,877	1,558,247
Rocket Mortgage Trust, Series 2021-4,
2.50%, due 9/25/2051 (b)(c)	2,710,306	2,480,161
Rocket Mortgage Trust, Series 2022-2,
2.50%, due 2/25/2052 (b)(c)	3,293,285	3,130,643
Sequoia Mortgage Trust, Series 2019-5,
3.50%, due 12/25/2049 (b)(c)	932,232	920,803
Sequoia Mortgage Trust, Series 2021-6,
0.50%, due 10/25/2051 (b)(c)	90,862,537	1,745,469
United Wholesale Mortgage, LLC, Series 2021-1,
0.14%, due 6/25/2051 (b)(c)	188,918,862	887,919
		87,716,262

Total Mortgage-Backed Securities (Cost $132,766,910)		$ 126,538,758

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.5%	Par Value	Value
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank, 3.30%, due 3/23/2032	$ 3,125,000	$ 3,103,695
Federal Farm Credit Bank, 3.80%, due 4/5/2032	3,075,000	3,074,828
		6,178,523

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.5% (Continued)	Par Value	Value
Federal Home Loan Bank - 1.6%
Federal Home Loan Bank, 1.15%, due 2/26/2031	$ 2,660,000	$ 2,439,860
Federal Home Loan Bank, 1.25%, due 7/7/2031	6,100,000	5,658,589
		8,098,449
Small Business Administration - 0.7%
Small Business Administration Participation Certificates, 3.20%, due 3/1/2039	3,482,160	3,546,863

U.S. Treasury Bonds - 1.7%
U.S. Treasury Bonds, 3.75%, due 8/15/2041	6,880,000	8,098,513

U.S. Treasury Notes - 9.2%
U.S. Treasury Notes, 2.00%, due 2/15/2023	3,550,000	3,562,619
U.S. Treasury Notes, 1.63%, due 9/30/2026	9,830,000	9,476,734
U.S. Treasury Notes, 1.13%, due 8/31/2028	3,750,000	3,458,936
U.S. Treasury Notes, 1.13%, due 2/15/2031	16,355,000	14,775,082
U.S. Treasury Notes, 1.38%, due 11/15/2031	9,640,000	8,849,219
U.S. Treasury Notes, 1.88%, due 2/15/2051	5,550,000	4,851,914
		44,974,504

Total U.S. Government & Agency Obligations (Cost $74,822,389)		$ 70,896,852

CHARTWELL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (e) (Cost $305,000)	305,000	$ 305,000

Investments at Value - 93.6% (Cost $449,026,152)		$ 456,669,542

Other Assets in Excess of Liabilities - 6.4%		31,222,524

Net Assets - 100.0%		$ 487,892,066

(a)	Non-income producing security.
(b)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $151,741,598 as of March 31, 2022, representing 31.1% of net assets.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Security has a perpetual maturity date.
(e)	The rate shown is the 7-day effective yield as of March 31, 2022.

ADR - American Depositary Receipt.

HI5T5Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR - London Interbank Offered Rate.

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communications - 3.1%
Internet Media & Services - 3.1%
Expedia Group, Inc. (a)	6,121	$ 1,197,696

Consumer Discretionary - 8.9%
Apparel & Textile Products - 2.0%
Columbia Sportswear Company	8,563	775,209

Consumer Services - 2.2%
Service Corporation International	12,759	839,797

Retail - Discretionary - 4.7%
AutoZone, Inc. (a)	542	1,108,162
Genuine Parts Company	5,624	708,737
		1,816,899
Consumer Staples - 5.8%
Food - 3.2%
Conagra Brands, Inc.	17,064	572,838
Lamb Weston Holdings, Inc.	10,479	627,797
		1,200,635
Retail - Consumer Staples - 2.6%
Dollar Tree, Inc. (a)	6,293	1,007,824

Energy - 6.4%
Oil & Gas Producers - 6.4%
Diamondback Energy, Inc.	8,161	1,118,710
Pioneer Natural Resources Company	5,286	1,321,658
		2,440,368
Financials - 16.9%
Banking - 6.5%
KeyCorp	36,206	810,290
M&T Bank Corporation	2,737	463,922
Pinnacle Financial Partners, Inc.	13,451	1,238,568
		2,512,780
Insurance - 9.0%
Allstate Corporation (The)	10,947	1,516,269

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Financials - 16.9% (Continued)
Insurance - 9.0% (Continued)
Hanover Insurance Group, Inc. (The)	6,569	$ 982,197
Lincoln National Corporation	14,466	945,498
		3,443,964
Specialty Finance - 1.4%
Synchrony Financial	15,093	525,387

Health Care - 8.3%
Health Care Facilities & Services - 8.3%
Quest Diagnostics, Inc.	10,011	1,370,105
Syneos Health, Inc. (a)	10,288	832,814
Universal Health Services, Inc. - Class B	6,933	1,004,938
		3,207,857
Industrials - 6.2%
Machinery - 6.2%
Gates Industrial Corporation plc (a)	55,325	833,195
Regal Rexnord Corporation	5,935	883,009
Snap-on, Inc.	3,206	658,769
		2,374,973
Materials - 11.7%
Chemicals - 7.9%
FMC Corporation	12,759	1,678,702
Univar Solutions, Inc. (a)	42,718	1,372,956
		3,051,658
Construction Materials - 3.8%
Vulcan Materials Company	7,898	1,450,863

Real Estate - 12.1%
REITs - 12.1%
Healthcare Trust of America, Inc. - Class A	37,956	1,189,541
Healthpeak Properties, Inc.	22,568	774,759
Life Storage, Inc.	7,551	1,060,387
Mid-America Apartment Communities, Inc.	7,804	1,634,548
		4,659,235

CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.6% (Continued)	Shares	Value
Technology - 9.2%
Technology Hardware - 6.1%
Ciena Corporation (a)	22,283	$ 1,351,018
Dolby Laboratories, Inc. - Class A	12,902	1,009,195
		2,360,213
Technology Services - 3.1%
DXC Technology Company (a)	36,357	1,186,329

Utilities - 9.0%
Electric Utilities - 9.0%
Ameren Corporation	11,838	1,109,931
CMS Energy Corporation	12,964	906,702
Public Service Enterprise Group, Inc.	20,786	1,455,020
		3,471,653

Total Common Stocks (Cost $28,712,212)		$ 37,523,340

MONEY MARKET FUNDS - 2.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (b) (Cost $915,855)	915,855	$ 915,855

Investments at Value - 100.0% (Cost $29,628,067)		$ 38,439,195

Other Assets in Excess of Liabilities - 0.0% (c)		3,829

Net Assets - 100.0%		$ 38,443,024

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.
(c)	Percentage rounds to less than 0.1%.

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Consumer Discretionary - 11.4%
Apparel & Textile Products - 1.4%
Oxford Industries, Inc.	14,972	$ 1,354,966
Wolverine World Wide, Inc.	53,747	1,212,532
		2,567,498
Automotive - 1.7%
Visteon Corporation (a)	27,209	2,969,318

Home Construction - 1.6%
JELD-WEN Holding, Inc. (a)	36,694	744,155
Tri Pointe Homes, Inc. (a)	109,204	2,192,816
		2,936,971
Leisure Facilities & Services - 4.3%
Cheesecake Factory, Inc. (The) (a)	46,633	1,855,527
Denny's Corporation (a)	172,985	2,475,415
Jack in the Box, Inc.	35,716	3,336,232
		7,667,174
Retail - Discretionary - 1.3%
Rush Enterprises, Inc. - Class A	46,824	2,383,810

Wholesale - Discretionary - 1.1%
G-III Apparel Group Ltd. (a)	74,803	2,023,421

Consumer Staples - 3.9%
Food - 3.9%
Fresh Del Monte Produce, Inc.	34,384	890,890
Hain Celestial Group, Inc. (The) (a)	47,844	1,645,834
Hostess Brands, Inc. (a)	161,745	3,548,685
Phibro Animal Health Corporation - Class A	49,835	994,208
		7,079,617
Energy - 3.0%
Oil & Gas Producers - 1.5%
PDC Energy, Inc.	38,812	2,820,856

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 3.0% (Continued)
Oil & Gas Services & Equipment - 1.5%
ChampionX Corporation (a)	108,080	$ 2,645,799

Financials - 26.1%
Banking - 19.1%
Columbia Banking System, Inc.	70,684	2,280,973
CVB Financial Corporation	73,207	1,699,134
First Financial Bancorp	79,293	1,827,704
FNB Corporation	180,575	2,248,159
Independent Bank Group, Inc.	39,053	2,779,011
Old National Bancorp	133,037	2,179,146
Pacific Premier Bancorp, Inc.	73,920	2,613,072
Renasant Corporation	57,208	1,913,608
Sandy Spring Bancorp, Inc.	64,462	2,895,633
SouthState Corporation	20,754	1,693,319
TowneBank	82,406	2,467,236
UMB Financial Corporation	30,634	2,976,399
Umpqua Holdings Corporation	123,142	2,322,458
United Bankshares, Inc.	37,389	1,304,128
United Community Banks, Inc.	99,206	3,452,369
		34,652,349
Insurance - 5.2%
American Equity Investment Life Holding Company	62,183	2,481,723
Kemper Corporation	39,256	2,219,534
Selective Insurance Group, Inc.	52,149	4,660,035
		9,361,292
Specialty Finance - 1.8%
PRA Group, Inc. (a)	73,607	3,318,204

Health Care - 5.3%
Health Care Facilities & Services - 3.6%
LHC Group, Inc. (a)	19,302	3,254,317
Patterson Companies, Inc.	102,981	3,333,495
		6,587,812

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 5.3% (Continued)
Medical Equipment & Devices - 1.7%
Integer Holdings Corporation (a)	36,928	$ 2,975,289

Industrials - 22.3%
Aerospace & Defense - 3.2%
AAR Corporation (a)	69,147	3,348,789
Moog, Inc. - Class A	27,831	2,443,562
		5,792,351
Commercial Support Services - 5.1%
Harsco Corporation (a)	104,239	1,275,885
Korn Ferry	46,056	2,990,877
TrueBlue, Inc. (a)	85,487	2,469,719
UniFirst Corporation	13,257	2,443,000
		9,179,481
Electrical Equipment - 1.1%
nVent Electric plc	57,611	2,003,711

Engineering & Construction - 3.7%
Dycom Industries, Inc. (a)	38,727	3,689,134
Parsons Corporation (a)	76,405	2,956,873
		6,646,007
Industrial Intermediate Products - 1.9%
EnPro Industries, Inc.	35,797	3,498,441

Machinery - 5.2%
Cactus, Inc. - Class A	63,964	3,629,317
Columbus McKinnon Corporation	71,522	3,032,533
Mueller Water Products, Inc. - Series A	211,288	2,729,841
		9,391,691
Transportation & Logistics - 2.1%
Hub Group, Inc. - Class A (a)	48,728	3,762,289

Materials - 5.1%
Chemicals - 1.3%
Minerals Technologies, Inc.	37,192	2,460,251

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Construction Materials - 1.4%
Eagle Materials, Inc.	19,759	$ 2,536,265

Containers & Packaging - 1.4%
TriMas Corporation	76,843	2,465,892

Paper & Forest Products - 1.0%
Glatfelter Corporation	146,205	1,810,018

Real Estate - 10.1%
Real Estate Owners & Developers - 1.4%
McGrath RentCorp	29,119	2,474,532

REITs - 8.7%
First Industrial Realty Trust, Inc.	33,723	2,087,791
Healthcare Realty Trust, Inc.	71,412	1,962,402
Kite Realty Group Trust	84,769	1,930,190
Pebblebrook Hotel Trust	73,935	1,809,929
Piedmont Office Realty Trust, Inc. - Class A	108,942	1,875,981
PS Business Parks, Inc.	18,697	3,142,592
STAG Industrial, Inc.	73,815	3,052,250
		15,861,135
Technology - 6.8%
Semiconductors - 1.4%
CTS Corporation	74,078	2,617,916

Software - 2.7%
CommVault Systems, Inc. (a)	38,562	2,558,589
Progress Software Corporation	48,269	2,272,987
		4,831,576
Technology Hardware - 2.7%
Fabrinet (a)	20,106	2,113,744
Plexus Corporation (a)	34,358	2,810,828
		4,924,572

CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Utilities - 4.5%
Electric Utilities - 3.3%
Avista Corporation	34,916	$ 1,576,457
Black Hills Corporation	23,553	1,814,052
NorthWestern Corporation	42,234	2,554,735
		5,945,244
Gas & Water Utilities - 1.2%
Southwest Gas Holdings, Inc.	26,989	2,112,969

Total Common Stocks (Cost $139,987,250)		$ 178,303,751

MONEY MARKET FUNDS - 0.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (b) (Cost $365,477)	365,477	$ 365,477

Investments at Value - 98.7% (Cost $140,352,727)		$ 178,669,228

Other Assets in Excess of Liabilities - 1.3%		2,343,285

Net Assets - 100.0%		$ 181,012,513

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

CORPORATE BONDS - 96.2%	Par Value	Value
Communications - 11.5%
AMC Networks, Inc., 5.00%, due 4/1/2024	$ 2,488,000	$ 2,481,780
Level 3 Financing, Inc., 5.38%, due 5/1/2025	4,140,000	4,179,330
Quebecor Media, Inc., 5.75%, due 1/15/2023	2,118,000	2,155,446
Sirius XM Radio, Inc., 3.13%, due 9/1/2026 (a)	5,610,000	5,304,104
Sprint Corporation, 7.13%, due 6/15/2024	3,595,000	3,855,817
TEGNA, Inc., 4.75%, due 3/15/2026 (a)	5,265,000	5,253,575
		23,230,052
Consumer Discretionary - 8.3%
Ford Motor Credit Company, LLC, 4.38%, due 8/6/2023	1,710,000	1,729,238
Ford Motor Credit Company, LLC, 4.06%, due 11/1/2024	4,610,000	4,601,702
QVC, Inc., 4.85%, due 4/1/2024	5,100,000	5,215,566
Travel + Leisure Company, 3.90%, due 3/1/2023	3,825,000	3,825,191
Travel + Leisure Company, 6.60%, due 10/1/2025	1,330,000	1,412,646
		16,784,343
Consumer Staples - 3.9%
Albertsons Companies, Inc., 3.25%, due 3/15/2026 (a)	5,635,000	5,323,384
Clearwater Paper Corporation, 5.38%, due 2/1/2025 (a)	2,500,000	2,528,125
		7,851,509
Energy - 11.5%
DCP Midstream Operating, L.P., 3.88%, due 3/15/2023	3,300,000	3,300,099
DCP Midstream Operating, L.P., 5.38%, due 7/15/2025	1,745,000	1,809,041
EQT Midstream Partners, L.P., 4.75%, due 7/15/2023	2,550,000	2,569,125
Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	5,000,000	5,075,000
Targa Resources Partners, L.P., 5.88%, due 4/15/2026	4,935,000	5,089,466
Western Midstream Operations, L.P., 3.60%, due 2/1/2025	5,265,000	5,229,382
		23,072,113

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.2% (Continued)	Par Value	Value
Financials - 17.1%
Icahn Enterprises, L.P., 4.75%, due 9/15/2024	$ 5,265,000	$ 5,278,162
Navient Corporation, 5.50%, due 1/25/2023	4,736,000	4,795,200
NMI Holdings, Inc., 7.38%, due 6/1/2025 (a)	5,100,000	5,355,000
OneMain Finance Corporation, 5.63%, due 3/15/2023	1,850,000	1,879,646
OneMain Finance Corporation, 6.13%, due 3/15/2024	2,620,000	2,685,500
SLM Corporation, 4.20%, due 10/29/2025	3,950,000	3,918,440
SLM Corporation, 3.13%, due 11/2/2026	1,213,000	1,125,058
Starwood Property Trust, Inc., 3.63%, due 7/15/2026 (a)	4,362,000	4,165,143
StoneX Group, Inc., 8.63%, due 6/15/2025 (a)	5,000,000	5,206,300
		34,408,449
Health Care - 0.9%
HCA, Inc., 5.88%, due 5/1/2023	865,000	890,851
HCA, Inc., 5.38%, due 2/1/2025	915,000	952,789
		1,843,640
Industrials - 14.2%
ADT Corporation (The), 4.13%, due 6/15/2023	5,100,000	5,155,539
Arconic Corporation, 6.00%, due 5/15/2025 (a)	5,100,000	5,202,000
GFL Environmental, Inc., 4.25%, due 6/1/2025 (a)	3,345,000	3,311,550
GFL Environmental, Inc., 3.75%, due 8/1/2025 (a)	1,800,000	1,764,000
Howmet Aerospace, Inc., 6.88%, due 5/1/2025	2,411,000	2,618,102
WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	5,100,000	5,297,625
XPO Logistics, Inc., 6.25%, due 5/1/2025 (a)	5,101,000	5,272,241
		28,621,057
Materials - 6.0%
Alcoa, Inc., 5.13%, due 10/1/2024	1,980,000	2,049,300
Ball Corporation, 4.00%, due 11/15/2023	1,020,000	1,031,475
Freeport-McMoran Copper & Gold, Inc., 3.88%, due 3/15/2023	2,070,000	2,092,770
Mercer International, Inc., 5.50%, due 1/15/2026	2,410,000	2,428,075
PolyOne Corporation, 5.25%, due 3/15/2023	4,500,000	4,562,730
		12,164,350

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 96.2% (Continued)	Par Value	Value
Real Estate - 8.7%
Brookfield Property REIT, Inc., 4.50%, due 4/1/2027 (a)	$ 4,250,000	$ 3,973,410
GLP Capital, L.P./GLP Financing II, Inc., 5.38%,due 11/1/2023	2,835,000	2,905,889
iStar, Inc., 4.75%, due 10/1/2024	5,180,000	5,222,320
SBA Communications Corporation, 3.88%, due 2/15/2027	4,460,000	4,343,951
Starwood Property Trust, Inc., 4.75%, due 3/15/2025	990,000	1,002,355
		17,447,925
Technology - 11.8%
CommScope Finance, LLC, 6.00%, due 3/1/2026 (a)	4,893,000	4,949,710
Seagate HDD Cayman, 4.75%, due 6/1/2023	2,480,000	2,517,200
Seagate HDD Cayman, 4.88%, due 3/1/2024	850,000	867,000
Sensata Technologies B.V., 5.63%, due 11/1/2024 (a)	1,785,000	1,845,244
Sensata Technologies B.V., 5.00%, due 10/1/2025 (a)	3,205,000	3,249,069
VICI Properties, L.P., 4.25%, due 12/1/2026 (a)	5,265,000	5,242,887
Western Digital Corporation, 4.75%, due 2/15/2026	5,100,000	5,179,866
		23,850,976
Utilities - 2.3%
AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.63%, due 5/20/2024	3,575,000	3,646,500
AmeriGas Partners, L.P./AmeriGas Financial Corporation, 5.88%, due 8/20/2026	1,050,000	1,049,097
		4,695,597

Total Corporate Bonds (Cost $198,426,418)		$ 193,970,011

CHARTWELL SHORT DURATION HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.0% (b)	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (c) (Cost $90,645)	90,645	$ 90,645

Investments at Value - 96.2% (Cost $198,517,063)		$ 194,060,656

Other Assets in Excess of Liabilities - 3.8%		7,584,226

Net Assets - 100.0%		$ 201,644,882

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $78,318,367 as of March 31, 2022, representing 38.8% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Communications - 2.0%
Telecommunications - 2.0%
Cyxtera Technologies, Inc. (a)	17,903	$ 218,775
Switch, Inc. - Class A	8,166	251,676
		470,451
Consumer Discretionary - 17.4%
Apparel & Textile Products - 3.9%
Capri Holdings Ltd. (a)	8,277	425,355
Deckers Outdoor Corporation (a)	1,801	493,060
		918,415
Home Construction - 2.5%
Skyline Champion Corporation (a)	7,329	402,215
Taylor Morrison Home Corporation (a)	6,562	178,618
		580,833
Leisure Facilities & Services - 9.4%
Bloomin' Brands, Inc.	15,057	330,351
Boyd Gaming Corporation	11,918	783,966
Brinker International, Inc. (a)	7,589	289,596
Century Casinos, Inc. (a)	14,524	173,562
Churchill Downs, Inc.	1,373	304,504
Everi Holdings, Inc. (a)	9,447	198,387
Full House Resorts, Inc. (a)	14,510	139,441
		2,219,807
Retail - Discretionary - 1.6%
American Eagle Outfitters, Inc.	11,117	186,765
Asbury Automotive Group, Inc. (a)	1,153	184,711
		371,476
Energy - 1.8%
Oil & Gas Producers - 1.1%
Aris Water Solutions, Inc. - Class A	14,357	261,298

Oil Field Services - 0.7%
TETRA Technologies, Inc. (a)	42,775	175,805

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Financials - 5.5%
Asset Management - 3.1%
Hamilton Lane, Inc. - Class A	2,704	$ 208,992
Silvergate Capital Corporation - Class A (a)	1,401	210,949
StepStone Group, Inc. - Class A	9,188	303,755
		723,696
Banking - 1.0%
Pinnacle Financial Partners, Inc.	2,605	239,868

Specialty Finance - 1.4%
Walker & Dunlop, Inc.	2,526	326,915

Health Care - 19.2%
Biotech & Pharma - 3.2%
Affimed N.V. (a)	11,991	52,401
Biohaven Pharmaceutical Holding Company Ltd. (a)	1,803	213,782
Phathom Pharmaceuticals, Inc. (a)	5,110	69,547
Turning Point Therapeutics, Inc. (a)	821	22,044
United Therapeutics Corporation (a)	2,186	392,190
		749,964
Health Care Facilities & Services - 5.9%
ModivCare, Inc. (a)	2,741	316,284
Owens & Minor, Inc.	9,468	416,781
Syneos Health, Inc. (a)	1,535	124,258
Tenet Healthcare Corporation (a)	6,102	524,528
		1,381,851
Medical Equipment & Devices - 10.1%
AtriCure, Inc. (a)	2,374	155,901
Axonics, Inc. (a)	8,334	521,708
Cardiff Oncology, Inc. (a)	14,036	34,809
Castle Biosciences, Inc. (a)	2,497	112,015
CONMED Corporation	1,821	270,509
ICU Medical, Inc. (a)	1,415	315,036
Merit Medical Systems, Inc. (a)	6,280	417,746
Stevanato Group S.p.A. (a)	11,138	224,097
Tandem Diabetes Care, Inc. (a)	2,934	341,195
		2,393,016

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Industrials - 13.6%
Aerospace & Defense - 0.7%
Mercury Systems, Inc. (a)	2,648	$ 170,664

Engineering & Construction - 3.9%
TopBuild Corporation (a)	1,201	217,849
WillScot Mobile Mini Holdings Corporation (a)	18,059	706,649
		924,498
Industrial Intermediate Products - 1.7%
Chart Industries, Inc. (a)	2,260	388,200

Industrial Support Services - 2.5%
H&E Equipment Services, Inc.	6,752	293,847
SiteOne Landscape Supply, Inc. (a)	1,803	291,527
		585,374
Machinery - 4.8%
Lincoln Electric Holdings, Inc.	1,715	236,344
Oshkosh Corporation	4,320	434,808
Terex Corporation	5,588	199,268
Valmont Industries, Inc.	1,118	266,755
		1,137,175
Materials - 7.5%
Chemicals - 2.7%
Avient Corporation	5,560	266,880
Quaker Chemical Corporation	2,158	372,924
		639,804
Construction Materials - 1.9%
Advanced Drainage Systems, Inc.	3,654	434,132

Containers & Packaging - 1.4%
Sealed Air Corporation	4,907	328,572

Metals & Mining - 1.5%
Livent Corporation (a)	4,579	119,374
MP Materials Corp. (a)	4,137	237,216
		356,590

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Real Estate - 6.0%
Real Estate Owners & Developers - 0.8%
Radius Global Infrastructure, Inc. - Class A (a)	13,057	$ 186,454

Real Estate Services - 1.2%
Jones Lang LaSalle, Inc. (a)	1,251	299,564

REITs - 4.0%
Independence Realty Trust, Inc.	10,258	271,221
NexPoint Residential Trust, Inc.	3,555	321,052
Ryman Hospitality Properties, Inc. (a)	3,741	347,053
		939,326
Technology - 23.2%
Semiconductors - 5.0%
MACOM Technology Solutions Holdings, Inc. (a)	7,061	422,742
Onto Innovation, Inc. (a)	2,133	185,336
Silicon Motion Technology Corporation - ADR	2,269	151,615
Synaptics, Inc. (a)	2,094	417,753
		1,177,446
Software - 15.9%
Calix, Inc. (a)	4,541	194,854
Digital Turbine, Inc. (a)	4,481	196,313
Grid Dynamics Holdings, Inc. (a)	17,669	248,780
Jamf Holding Corporation (a)	9,846	342,739
Manhattan Associates, Inc. (a)	3,220	446,646
Nutanix, Inc. - Class A (a)	19,794	530,875
Rapid7, Inc. (a)	6,126	681,456
SailPoint Technology Holdings, Inc. (a)	6,392	327,143
Tenable Holdings, Inc. (a)	6,221	359,512
Thryv Holdings, Inc. (a)	7,166	201,508
Varonis Systems, Inc. (a)	4,771	226,813
		3,756,639

CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Technology - 23.2% (Continued)
Technology Services - 2.3%
DXC Technology Company (a)	16,283	$ 531,314

Total Common Stocks (Cost $17,936,992)		$ 22,669,147

MONEY MARKET FUNDS - 0.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (b) (Cost $98,864)	98,864	$ 98,864

Investments at Value - 96.6% (Cost $18,035,856)		$ 22,768,011

Liabilities in Excess of Other Assets - 3.4%		796,960

Net Assets - 100.0%		$ 23,564,971

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.

ADR - American Depositary Receipt.

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

CORPORATE BONDS - 82.5%	Par Value	Value
Communications - 2.2%
AT&T, Inc., 0.90%, due 3/25/2024	$ 45,000	$ 43,593
Level 3 Financing, Inc., 5.38%, due 5/1/2025	20,000	20,190
Magallanes, Inc., 3.43%, due 3/15/2024 (a)	10,000	10,065
Magallanes, Inc., 3.76%, due 3/15/2027 (a)	15,000	14,972
Quebecor Media, Inc., 5.75%, due 1/15/2023	15,000	15,265
Walt Disney Company (The), 1.75%, due 1/13/2026	25,000	23,974
		128,059
Consumer Discretionary - 3.8%
Aptiv plc/Aptiv Corporation, 2.40%, due 2/18/2025	15,000	14,627
AutoNation, Inc., 3.50%, due 11/15/2024	50,000	49,869
General Motors Financial Company, Inc., 1.70%, due 8/18/2023	110,000	108,870
Genuine Parts Company, 1.75%, due 2/1/2025	25,000	23,897
Toyota Motor Credit Corporation, 0.50%, due 8/14/2023	25,000	24,405
		221,668
Consumer Staples - 0.9%
CVS Health Corporation, 2.63%, due 8/15/2024	50,000	49,878

Energy - 4.0%
DCP Midstream Operating, L.P., 5.38%, due 7/15/2025	15,000	15,550
Rattler Midstream, L.P., 5.63%, due 7/15/2025 (a)	25,000	25,375
Regency Energy Partners, L.P., 4.50%, due 11/1/2023	50,000	50,784
Summit Midstream Holdings, LLC/Summit Midstream Finance Corporation, 8.50%, due 10/15/2026 (a)	30,000	28,768
Targa Resources Partners, L.P., 5.88%, due 4/15/2026	50,000	51,565
Western Midstream Operations, L.P., 4.00%, due 7/1/2022	60,000	60,000
		232,042

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Par Value	Value
Financials - 35.1%
Ares Capital Corporation, 4.25%, due 3/1/2025	$ 100,000	$ 100,055
Bank of America Corporation, 0.98% (SOFR + 91), due 9/25/2025 (b)	100,000	94,753
Bank of America Corporation, 0.89% (3MO LIBOR + 77), due 2/5/2026 (b)	85,000	84,575
Bank of Montreal, 0.95%, due 1/22/2027 (b)	25,000	23,052
Canadian Imperial Bank of Commerce, 3.50%, due 9/13/2023	75,000	76,177
Citigroup, Inc., 2.88%, due 7/24/2023 (b)	55,000	55,086
Citigroup, Inc., 3.35% (3MO LIBOR + 89.66), due 4/24/2025 (b)	115,000	115,364
Goldman Sachs Group, Inc., 1.21% (3MO LIBOR + 75), due 2/23/2023(b)	50,000	50,092
Goldman Sachs Group, Inc., 2.91%, due 6/5/2023 (b)	55,000	55,058
Goldman Sachs Group, Inc., 0.67% (SOFR + 57.2), due 3/8/2024 (b)	100,000	97,910
Goldman Sachs Group, Inc., 3.50%, due 11/16/2026	50,000	50,199
Icahn Enterprises, L.P., 4.75%, due 9/15/2024	50,000	50,125
JPMorgan Chase & Company, 3.21%, due 4/1/2023 (b)	94,000	94,000
JPMorgan Chase & Company, 1.49% (3MO LIBOR + 123), due 10/24/2023 (b)	25,000	25,117
JPMorgan Chase & Company, 2.60%, due 2/24/2026 (b)	75,000	73,634
JPMorgan Chase & Company, 1.04% (SOFR + 69.5), due 2/4/2027 (b)	25,000	22,936
Mitsubishi UFJ Financial Group, Inc., 0.96%, due 10/11/2025 (b)	70,000	66,040
Morgan Stanley, 0.56%, due 11/10/2023 (b)	50,000	49,430
Morgan Stanley, 0.73% (SOFR + 61.6), due 4/5/2024 (b)	100,000	97,976
Morgan Stanley, 2.19% (SOFR + 199), due 4/28/2026 (b)	25,000	24,177
Nasdaq, Inc., 0.45%, due 12/21/2022	75,000	74,154

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Par Value	Value
Financials - 35.1% (Continued)
Navient Corporation, 7.25%, due 9/25/2023	$ 55,000	$ 57,051
OneMain Finance Corporation, 6.13%, due 3/15/2024	65,000	66,625
Owl Rock Capital Corporation, 4.00%, due 3/30/2025	80,000	78,757
Royal Bank of Canada, 0.50%, due 10/26/2023	150,000	145,435
StoneX Group, Inc., 8.63%, due 6/15/2025 (a)	50,000	52,063
Toronto-Dominion Bank (The), 1.90%, due 12/1/2022	50,000	50,131
Truist Bank, 1.25%, due 3/9/2023	140,000	138,998
Wells Fargo & Company, 1.65% (SOFR + 160), due 6/2/2024 (b)	75,000	74,132
		2,043,102
Health Care - 5.7%
AmerisourceBergen Corporation, 0.74%, due 5/15/2023	50,000	49,259
Anthem, Inc., 2.38%, due 1/15/2025	70,000	69,075
Thermo Fischer Scientific, Inc., 1.22%, due 10/18/2024	175,000	168,445
UnitedHealth Group, Inc., 0.55%, due 5/15/2024	50,000	47,972
		334,751
Industrials - 10.2%
Arconic Corporation, 6.00%, due 5/15/2025 (a)	50,000	51,000
Boeing Company (The), 1.43%, due 2/4/2024	75,000	72,590
Canadian Pacific Railway Ltd., 1.35%, due 12/2/2024	50,000	47,987
CNH Industrial Capital, LLC, 1.95%, due 7/2/2023	50,000	49,506
Crown Americas, LLC, 4.75%, due 2/1/2026	25,000	25,219
Hillenbrand, Inc., 5.75%, due 6/15/2025	60,000	61,500
John Deere Capital Corporation, 2.70%, due 1/6/2023	58,000	58,526
Quanta Services, Inc., 0.95%, due 10/1/2024	125,000	118,620
WESCO Distribution, Inc., 7.13%, due 6/15/2025 (a)	50,000	51,938
XPO Logistics, Inc., 6.25%, due 5/1/2025 (a)	56,000	57,880
		594,766
Materials - 2.6%
Dow Chemical Company (The), 3.63%, due 5/15/2026	25,000	25,323
DuPont de Nemours, Inc., 1.70%, due 7/15/2025	50,000	47,964
Freeport-McMoran Copper & Gold, Inc., 3.88%, due 3/15/2023	15,000	15,165
Mercer International, Inc., 5.50%, due 1/15/2026	65,000	65,488
		153,940

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 82.5% (Continued)	Par Value	Value
Real Estate - 3.4%
Brookfield Property REIT, Inc., 4.50%, due 4/1/2027 (a)	$ 36,000	$ 33,657
iStar, Inc., 4.75%, due 10/1/2024	35,000	35,286
Simon Property Group, L.P., 3.50%, due 9/1/2025	50,000	50,500
Simon Property Group, L.P., 1.38%, due 1/15/2027	55,000	50,539
Starwood Property Trust, Inc., 4.75%, due 3/15/2025	25,000	25,312
		195,294
Technology - 7.5%
CommScope Finance, LLC, 6.00%, due 3/1/2026 (a)	50,000	50,579
Hewlett Packard Enterprise Company, 1.75%, due 4/1/2026	115,000	107,500
NVIDIA Corporation, 0.31%, due 6/15/2023	150,000	146,946
salesforce.com, Inc., 0.63%, due 7/15/2024	60,000	57,496
VMware, Inc., 1.00%, due 8/15/2024	75,000	71,572
		434,093
Utilities - 7.1%
American Electric Power, 0.75%, due 11/1/2023	75,000	72,707
American Electric Power, 0.80%, due 11/1/2023 (b)	30,000	29,962
CenterPoint Energy Resources Corporation, 0.70%, due 3/2/2023	55,000	54,197
CenterPoint Energy Resources Corporation, 1.00%, due 3/2/2023 (b)	34,000	33,895
Dominion Energy, Inc., 1.36% (3MO LIBOR + 53), due 9/15/2023	25,000	24,955
NextEra Energy Capital Holdings, Inc., 0.75%, due 2/22/2023	90,000	89,686
OGE Energy Corporation, 0.70%, due 5/26/2023	112,000	109,724
		415,126

Total Corporate Bonds (Cost $4,946,580)		$ 4,802,719

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.1%	Par Value	Value
Federal Home Loan Bank - 7.8%
Federal Home Loan Bank, 1.00%, due 6/14/2024	$ 55,000	$ 53,569
Federal Home Loan Bank, 0.65%, due 10/25/2024	75,000	71,897
Federal Home Loan Bank, 1.00%, due 11/22/2024	50,000	48,323
Federal Home Loan Bank, 1.25%, due 10/26/2026	155,000	148,733
Federal Home Loan Bank, 1.50%, due 11/23/2026	30,000	28,684

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.1% (Continued)	Par Value	Value
Federal Home Loan Bank - 7.8% (continued)
Federal Home Loan Bank, 1.90%, due 2/17/2027	$ 25,000	$ 24,209
Federal Home Loan Bank, 2.75%, due 3/25/2027	55,000	54,588
Federal Home Loan Bank, 3.50%, due 4/26/2027	25,000	25,016
		455,019
U.S. Treasury Notes - 9.3%
U.S. Treasury Notes, 2.00%, due 2/15/2023	150,000	150,533
U.S. Treasury Notes, 0.25%, due 9/30/2023	55,000	53,500
U.S. Treasury Notes, 0.75%, due 12/31/2023	15,000	14,619
U.S. Treasury Notes, 0.25%, due 6/15/2024	15,000	14,316
U.S. Treasury Notes, 0.38%, due 9/15/2024	175,000	166,407
U.S. Treasury Notes, 0.75%, due 11/15/2024	40,000	38,266
U.S. Treasury Notes, 2.13%, due 5/15/2025	25,000	24,720
U.S. Treasury Notes, 0.38%, due 11/30/2025	25,000	23,139
U.S. Treasury Notes, 1.63%, due 9/30/2026	55,000	53,024
		538,524

Total U.S. Government & Agency Obligations (Cost $1,025,310)		$ 993,543

CHARTWELL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.12% (c) (Cost $28,866)	28,866	$ 28,866

Investments at Value - 100.1% (Cost $6,000,756)		$ 5,825,128

Liabilities in Excess of Other Assets - (0.1%)		(5,186)

Net Assets - 100.0%		$ 5,819,942

(a)	144A - Security was purchased in transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $376,297 as of March 31, 2022, representing 6.5% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	The rate shown is the 7-day effective yield as of March 31, 2022.

LIBOR - London Interbank Offered Rate. SOFR - Secured Overnight Financing Rate.